INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments April 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS (97.6%)

Communication Services (3.8%)
AT&T Inc	300,000	$8,310,000
Verizon Communications Inc	220,000	9,693,200
		18,003,200
Consumer Discretionary (5.0%)
Genuine Parts Co	55,000	6,465,250
Home Depot Inc/The	20,000	7,209,800
McDonald's Corp	20,000	6,393,000
Starbucks Corp	40,000	3,202,000
		23,270,050
Consumer Staples (15.2%)
Altria Group Inc	170,000	10,055,500
British American Tobacco PLC ADR	151,000	6,576,050
Coca Cola Co/The	80,000	5,804,000
Kenvue Inc	400,000	9,440,000
Kimberly Clark Corp	50,000	6,589,000
PepsiCo Inc	110,000	14,913,800
Philip Morris International Inc	40,000	6,854,400
Pilgrim's Pride Corp	50,000	2,729,000
Procter & Gamble Co/The	18,000	2,926,260
Target Corp	50,000	4,835,000
		70,723,010
Energy (10.6%)
Coterra EnerCoterra Energy Inc	160,000	3,929,600
Chevron Corp	120,000	16,327,200
Enbridge Inc	100,000	4,669,000
Permian Resources Corp	400,000	4,720,000
Phillips 66	50,000	5,203,000
TransCanada Corp	290,000	14,618,900
		49,467,700
Financials (16.0%)
American Financial Group Inc/OH	40,000	5,066,400
Blackrock Inc	9,000	8,228,340
CME Group Inc	25,000	6,927,000
Citigroup Inc	145,000	9,915,100
JPMorgan Chase & Co	30,000	7,338,600
Bank of America Corp	150,000	5,982,000
Morgan Stanley	102,000	11,772,840
Old Republic International Corp	150,000	5,640,000
Prudential Financial Inc	81,000	8,319,510
Unum Group	70,000	5,436,200
		74,625,990
Health Care (11.0%)
AbbVie Inc	93,000	18,144,300
Bristol Myers Squibb Co	310,000	15,562,000
Merck & Co Inc	100,000	8,520,000
Pfizer Inc	370,000	9,031,700
		51,258,000
Industrials (4.9%)
Illinois Tool Works Inc	17,000	4,078,470
Lockheed Martin Corp	15,000	7,166,250
Paychex Inc	43,000	6,326,160
United Parcel Service Inc	55,000	5,241,500
		22,812,380
Information Technology (14.6%)
Broadcom Inc	123,000	23,673,810
Corning Inc	260,000	11,538,800
Dell Technologies Inc	52,000	4,771,520
International Business Machines Corp	22,000	5,320,040
Lam Research Corp	67,000	4,801,890
QUALCOMM Inc	52,000	7,719,920
Skyworks Solutions Inc	55,000	3,535,400
Texas Instruments Inc	41,000	6,562,050
		67,923,430
Materials (1.9%)
Air Products & Chemicals Inc	15,000	4,066,350
LyondellBasell Industries NV	80,000	4,656,800
		8,723,150
Utilities (14.6%)
AES Corp/The	600,000	6,000,000
American Electric Power Co Inc	110,000	11,917,400
Entergy Corp	70,000	5,821,900
Evergy Inc	80,000	5,528,000
NextEra Energy Inc	440,000	29,427,200
Xcel Energy Inc	130,000	9,191,000
		67,885,500

TOTAL INVESTMENTS (Cost $408,212,780)		$454,692,410

OTHER ASSETS LESS LIABILITIES (2.4%)		$11,017,637

NET ASSETS (100.0%)		$465,710,047

PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Dividend Harvest Fund
Investments at cost	$408,212,780
Unrealized appreciation	$72,116,924
Unrealized depreciation	(25,637,294)
Net unrealized appreciation/(depreciation)*	$46,479,630

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$454,692,410.00	$-	$-	$454,692,410.00
Total	$454,692,410.00	$-	$-	$454,692,410.00